UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06251

               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Belgium - 2.4%
Government Obligation - 2.4%
Kingdom of Belgium
   3.75%, 3/28/09(a)
   (cost $3,592,118)                              EUR       2,940    $3,641,856
                                                                     -----------

Canada - 11.5%
Corporate Debt Obligations - 11.5%
Bank of Nova Scotia
   3.93%, 2/18/10(a)                              CAD       5,000      4,321,628
Citigroup Finance Canada, Inc.
   4.30%, 4/25/06(a)                                        8,000      7,032,106
GE Capital Canada Funding Co.
   5.30%, 7/24/07(a)                                        5,000      4,467,758
Wells Fargo Financial Canada Corp.
   3.60%, 6/28/10(a)                                        2,000      1,700,803
                                                                     -----------
Total Canadian Securities
   (cost $14,666,419)                                                 17,522,295
                                                                     -----------

Denmark - 4.3%
Government Obligation - 4.3%
Kingdom of Denmark
   6.00%, 11/15/09(a)
   (cost $6,554,127)                              DKK      36,700      6,575,661
                                                                     -----------

France - 7.0%
Corporate Debt Obligation - 2.9%
Dexia Credit Local
   4.75%, 4/25/09(a)                              EUR       3,500      4,450,799
                                                                     -----------

Government Obligation - 4.1%
Government of France
   3.00%, 7/25/09 (TIPS)(a)                                 4,789      6,196,215
                                                                     -----------
Total French Securities
   (cost $11,514,310)                                                 10,647,014
                                                                     -----------

Germany - 6.1%
Corporate Debt Obligation - 2.8%
Kreditanstalt fuer Wiederaufbau
   4.50%, 8/03/06(a)                                        3,500      4,289,193
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Government Obligation - 3.3%
Bundesobligation
   3.50%, 10/09/09(a)                             EUR       4,100     $5,042,618
                                                                      ----------
Total German Securities
   (cost $8,964,859)                                                   9,331,811
                                                                      ----------

Ireland - 4.0%
Government Obligation - 4.0%
Republic of Ireland
   3.25%, 4/18/09(a)
   (cost $6,156,841)                                        5,000      6,104,373
                                                                      ----------

Italy - 4.4%
Government Obligation - 4.4%
Republic of Italy
   5.50%, 11/01/10(a)
   (cost $6,720,614)                                        5,000      6,662,418
                                                                      ----------

Japan - 4.4%
Government Obligation - 4.4%
Government of Japan
   0.80%, 12/20/10(a)
   (cost $6,903,450)                              JPY     789,550      6,696,384
                                                                      ----------

Mexico - 3.8%
Government Obligations - 3.8%
Mexican Cetes
   Zero coupon, 5/11/06(a)                        MXN      25,000      2,344,940
   Zero coupon, 7/06/06(a)                                 36,812      3,413,022
                                                                      ----------
Total Mexican Securities
   (cost $5,545,298)                                                   5,757,962
                                                                      ----------

New Zealand - 1.1%
Government Obligation - 1.1%
Government of New Zealand
   7.00%, 7/15/09(a)
   (cost $1,699,917)                              NZD       2,400      1,708,254
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Norway - 3.7%
Government Obligation - 3.7%
Government of Norway
   5.50%, 5/15/09(a)
   (cost $5,316,911)                              NOK      35,094    $ 5,625,358
                                                                     -----------

Sweden - 2.1%
Government Obligation - 2.1%
Government of Sweden
   4.00%, 12/01/08(a)
   (cost $3,509,497)                              SEK      20,000      3,259,899
                                                                     -----------

United Kingdom - 7.6%
Corporate Debt Obligations - 7.6%
Halifax, Plc.
   4.75%, 3/24/09(a)                              EUR       2,000      2,533,923
HBOS Treasury Services, Plc.
   4.88%, 12/21/07(a)                             GBP       2,500      4,462,154
UBS London
   8.00%, 1/08/07(a)                                        2,500      4,575,317
                                                                     -----------
Total United Kingdom Securities
   (cost $12,096,116)                                                 11,571,394
                                                                     -----------

United States - 30.2%
Corporate Debt Obligations - 7.7%
Citigroup, Inc.
   4.25%, 7/29/09(a)                              US$       5,000      4,882,885
JPMorgan Chase & Co.
   3.80%, 10/02/09(a)                                       5,000      4,792,525
Suntrust Bank
   4.54%, 6/02/09(a)(b)                                     2,000      2,003,400
                                                                     -----------
                                                                      11,678,810
                                                                     -----------

U.S. Government and Government
   Sponsored Agency Obligations - 22.5%
Federal Home Loan Bank
   2.75%, 3/14/08(a)                                        3,500      3,358,810
   3.00%, 4/15/09(a)                                        4,000      3,787,996
   3.75%, 8/18/09(a)                                        4,500      4,344,628
Federal Home Loan Mortgage Corp.
   3.50%, 2/15/08(a)                              EUR       9,500     11,634,545

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Federal National Mortgage Association
   1.75%, 3/26/08(a)                              JPY     730,000   $  6,413,178
   3.25%, 2/15/09(a)                              US$       5,000      4,785,575
                                                                    ------------
                                                                      34,324,732
                                                                    ------------
Total United States Securities
   (cost $46,413,171)                                                 46,003,542
                                                                    ------------

SHORT-TERM INVESTMENT - 4.1%
Repurchase Agreement - 4.1%
Deutsche Bank
   4.40%, 1/31/06, due 2/1/06 in the amount
   of $6,200,758 (cost $6,200,000,
   collaterized by $6,270,000 FNMA, 4.25%,
   due 9/15/07, value $6,315,492)                           6,200      6,200,000
                                                                    ------------

Total Investments - 96.7%
   (cost $145,853,648)                                               147,308,221
Other assets less liabilities - 3.3%                                   5,067,253
                                                                    ------------
NET ASSETS - 100%                                                   $152,375,474
                                                                    ============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                          U.S. $        U.S. $
                          Contract      Value on      Value at       Unrealized
                            Amount   Origination   January 31,    Appreciation/
                             (000)          Date          2006   (Depreciation)
                         ---------   -----------   -----------   --------------
Buy Contracts
British Pound,
   settling 2/27/06          1,705   $ 3,000,000   $ 3,032,795        $  32,795
Canadian Dollar,
   settling 2/13/06          8,178     7,057,487     7,181,918          124,431
Euro Dollar,
   settling 2/15/06          9,263    11,211,618    11,264,658           53,040
Swedish Krona,
   settling 2/24/06         78,868    10,096,769    10,401,630          304,861

Sale Contracts
British Pound,
   settling 2/27/06          4,440     7,734,872     7,899,462         (164,590)
Canadian Dollar,
   settling 2/13/06         22,092    19,212,245    19,402,006         (189,761)
Danish Krona,
   settling 3/28/06         41,795     6,885,771     6,825,899           59,872

                                          U.S. $        U.S. $
                          Contract      Value on      Value at       Unrealized
                            Amount   Origination   January 31,    Appreciation/
                             (000)          Date          2006   (Depreciation)
                         ---------   -----------   -----------   --------------
Sale Contracts
Euro Dollar,
   settling
   2/15/06-3/17/06          52,296   $63,387,019   $63,652,588        $(265,569)
Japanese Yen,
   settling 2/22/06      1,376,186    11,910,347    11,759,466          150,881
Mexican Peso,
   settling
   2/21/06-3/22/06          39,886     3,655,119     3,807,876         (152,757)
Norwegian Kroner,
   settling 4/28/06         39,554     6,034,951     5,976,636           58,315
Swedish Krona,
   settling 2/24/06         89,247    11,375,332    11,770,587         (395,255)

(a) Positions, or a portion thereof, with an aggregate market value of $141,108,221 have been segregated to collaterize forward exchange currency contracts.

(b) Coupon rate adjusts on a predetermined schedule to a rate based on a specific index. Stated interest rate was in effect at January 31, 2006.

Glossary:

FNMA - Federal National Mortgage Association
TIPS - Treasury Inflation Protected Security

Currency Abbreviations:

CAD - Canadian Dollar
DKK - Danish Krona
EUR - Euro Dollar
GBP - Great British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Kroner
NZD - New Zealand Dollar
SEK - Swedish Krona
US$ - United States Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.


By: /s/ Marc O. Mayer
------------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
------------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
------------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006